Investment Properties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investment Properties
17	Investment properties

	2021	2020
	RMB million	RMB million
Cost
At January 1	263	883
Transfer from property, plant and equipment (Note 16)	—	25
Transfer from right-of-use assets (Note 18(a))	—	11
Transfer to property, plant and equipment (Note 16)	(62)	(565)
Transfer to right-of-use assets (Note 18(a))	(9)	(91)

At December 31,	192	263

Accumulated depreciation
At January 1	97	230
Transfer from property, plant and equipment (Note 16)	—	12
Transfer from right-of-use assets (Note 18(a))	—	3
Transfer to property, plant and equipment (Note 16)	(28)	(140)
Transfer to right-of-use assets (Note 18(a))	(5)	(20)
Charge for the year (Note 7)	10	12

At December 31,	74	97

Net book amount
At December 31,	118	166

As at December 31, 2021, the fair value of the investment properties was approximately RMB324 million (2020: RMB445 million) according to a valuation performed by an independent professionally qualified valuer.
The investment properties are leased to third parties and related parties under operating leases. Rental income of RMB178 million (2020: RMB139 million, 2019: RMB100 million) was received by the Group during the year in respect of the leases.
As at December 31, 2021, the Group had no pledged investment properties (2020: Nil).

Fair value hierarchy
The following table illustrates the fair value measurement hierarchy of the Group’s investment properties:

	Fair value measurement using
Buildings	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Not measured at fair value but fair value is disclosed:
As at December 31, 2021	—	80	244	324

As at December 31, 2020	—	119	326	445

During the year, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 (2020: Nil).
The fair values of the buildings with comparable market prices have been estimated using significant observable inputs and calculated by adjusted market prices considering the condition and location of the buildings.
The fair values of the buildings without comparable market prices have been estimated by a discounted cash flow valuation model using significant unobservable inputs such as the estimated rental value, rent growth, long term vacancy rate and discount rate.